April 21, 2011

Dreyfus Opportunity Funds

- Dreyfus Natural Resources Fund

Supplement to Prospectus

dated February 1, 2011

The following information supersedes and replaces any contrary information contained in the sections of the fund’s Prospectus entitled “Fund Summary - Portfolio Management” and “Fund Details - Management”:

Robin Wehbe, CFA, CMT, and Elizabeth Slover are the fund’s primary portfolio managers, positions they have held since January 2009 and April 2011, respectively.  Mr. Wehbe, the fund’s lead portfolio manager, is a director and equity research analyst at The Boston Company Asset Management, LLC (TBCAM), an affiliate of The Dreyfus Corporation (Dreyfus), where he has been employed since July 2006.  Prior to joining TBCAM, he was employed with State Street Global Advisors since 2003.  He also has been employed by Dreyfus since January 2009.  Ms. Slover is a managing director and the director of TBCAM’s core research team, where she has been employed since June 2005.  She also has been employed by Dreyfus since November 2001.

April 21, 2011

Dreyfus Opportunity Funds

- Dreyfus Natural Resources Fund

Supplement to Statement of Additional Information

dated February 1, 2011

The following information supersedes and replaces any contrary information contained in the sections of the Fund’s Statement of Additional Information entitled “Management Arrangements – Portfolio Management” and “Management Arrangements – Additional Information About the Portfolio Managers”:

Portfolio Management.  The Fund’s primary portfolio managers are Robin Webhe and Elizabeth Slover.  Mr. Webhe is the lead portfolio manager.

Additional Information About the Portfolio Managers.  The following table lists the number and types of other accounts advised by the Fund’s primary portfolio managers and assets under management in those accounts as of March 31, 2011:

Portfolio Manager	Registered Investment Company Accounts	Assets Managed	Pooled Accounts	Assets Managed	Other Accounts	Assets Managed
Elizabeth Slover	6	1.5B	0	N/A	4	233M
Robin Wehbe	1	35.6M	0	N/A	2	20.7M
_________________________ None of the accounts are subject to performance-based advisory fees.

The dollar range of Fund shares beneficially owned by the Fund’s primary portfolio managers are as follows as of March 31, 2011:

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Elizabeth Slover	None
Robin Wehbe	None